Provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of provisions and other current liabilities [abstract]
Provisions and other current liabilities
(USD millions)	2019	2018

Taxes other than income taxes	471	528

Restructuring provisions	438	507

Accrued expenses for goods and services received but not invoiced	1 046	970

Accruals for royalties	653	651

Accrued interests on financial debt	98	156

Provisions for deductions from revenue	5 595	5 262

Accruals for compensation and benefits, including social security	2 464	2 527

Environmental remediation liabilities	122	58

Deferred income	114	236

Provisions for product liabilities, governmental investigations and other legal matters [1]	1 169	126

Accrued share-based payments	326	273

Contingent considerations [2]	78	33

Commitment for repurchase of own shares [3]		284

Other payables	764	673

Total provisions and other current liabilities	13 338	12 284

[1] Note 20 provides additional disclosures related to legal provisions.
[2] Note 29 provides additional disclosures related to contingent considerations.
[3] Note 18 provides additional disclosures related to commitment for repurchase of own shares.

Provisions for reduction of revenue
					Income statement charge[2]

(USD millions)	Revenue deductions provisions at January 1	Revenue deductions provisions related to discontinued operations[1]	Effect of currency translation and business combinations	Payments/ utilizations	Adjustments of prior years	Current year	Change in provisions offset against gross trade receivables	Revenue deductions provisions at December 31

2019
US-specific healthcare plans and program rebates	1 883	0		– 5 183	– 193	5 474		1 981

Non-US-specific healthcare plans and program rebates	1 625	– 28	– 19	– 2 467	– 2	2 659	1	1 769

Non-healthcare plans and program-related rebates, returns and other deductions	1 754	– 166	9	– 11 698	– 25	11 868	103	1 845

Total 2019	5 262	– 194	– 10	– 19 348	– 220	20 001	104	5 595

2018
US-specific healthcare plans and program rebates	1 590			– 4 158	– 90	4 541		1 883

Non-US-specific healthcare plans and program rebates	1 356		– 78	– 2 182	83	2 555	– 109	1 625

Non-healthcare plans and program-related rebates, returns and other deductions	1 726		– 51	– 12 227	– 91	11 956	441	1 754

Total 2018	4 672		– 129	– 18 567	– 98	19 052	332	5 262

2017
US-specific healthcare plans and program rebates	1 461			– 3 684	– 62	3 875		1 590

Non-US-specific healthcare plans and program rebates	1 020		131	– 1 954	80	2 186	– 107	1 356

Non-healthcare plans and program-related rebates, returns and other deductions	1 702		65	– 11 814	– 127	12 045	– 145	1 726

Total 2017	4 183		196	– 17 452	– 109	18 106	– 252	4 672

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
[2] Charges to the consolidated income statement from continuing operations were USD 18 248 million in 2018 and USD 17 772 million in 2017.

Restructuring provisions movements
(USD millions)	2019	2018	2017

January 1	507	153	222

Provisions related to discontinued operations [1]	– 8

Additions [2]	492	534	194

Cash payments	– 479	– 145	– 200

Releases [3]	– 72	– 33	– 64

Transfers			– 7

Currency translation effects	– 2	– 2	8

December 31	438	507	153

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
[2] Provisions charged to the consolidated income statement from continuing operations were USD 521 million in 2018 and USD 186 million in 2017.
[3] Reversal of provisions credited to the consolidated income statement from continuing operations were USD 31 million in 2018 and USD 59 million in 2017.